Insurance and reinsurance contracts - Analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Analysis of insurance portfolios
Insurance contract assets	$ 1,180	$ 1,134	[1]	$ 1,250	[1]
Reinsurance contracts assets	2,426	1,856	[1]	2,787	[1]
Insurance contract liabilities	139,840	126,242	[1]	149,798	[1]
Reinsurance contract liabilities	1,151	1,175	[1]	1,254	[1]
Insurance
Analysis of insurance portfolios
Assets	1,148	1,106		1,221
Liabilities	139,839	126,239		149,798
Net liabilities (assets)	138,691	125,133		148,577
Assets for insurance acquisition cash flows	32	28		29
Liabilities for insurance acquisition cash flows	1	3
Liability (asset) for insurance acquisition cash flows	(31)	(25)		(29)
Insurance contract assets	1,180	1,134		1,250
Insurance contract liabilities	139,840	126,242		149,798
Insurance contract liabilities (assets)	138,660	125,108		148,548
Insurance | Including JVs and associates
Analysis of insurance portfolios
Assets	1,192	1,139		1,257
Liabilities	161,818	145,342		167,801
Net liabilities (assets)	160,626	144,203		166,544
Assets for insurance acquisition cash flows	32	28		29
Liabilities for insurance acquisition cash flows	1	3
Liability (asset) for insurance acquisition cash flows	(31)	(25)		(29)
Insurance contract assets	1,224	1,167		1,286
Insurance contract liabilities	161,819	145,345		167,801
Insurance contract liabilities (assets)	160,595	144,178		166,515
Insurance | Best estimate liabilities (BEL)
Analysis of insurance portfolios
Assets	3,952	3,540		3,818
Liabilities	120,115	107,582		126,438
Net liabilities (assets)	116,163	104,042		122,620
Insurance | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of insurance portfolios
Assets	3,998	3,562		3,993
Liabilities	139,673	124,297		142,146
Net liabilities (assets)	135,675	120,735		138,153
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of insurance portfolios
Assets	(631)	(505)		(547)
Liabilities	1,713	1,418		1,661
Net liabilities (assets)	2,344	1,923		2,208
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of insurance portfolios
Assets	(630)	(502)		(575)
Liabilities	1,969	1,662		1,868
Net liabilities (assets)	2,599	2,164		2,443
Insurance | Contractual service margin (CSM)
Analysis of insurance portfolios
Assets	(2,173)	(1,929)		(2,050)
Liabilities	18,011	17,239		21,699
Net liabilities (assets)	20,184	19,168		23,749
Insurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of insurance portfolios
Assets	(2,176)	(1,921)		(2,161)
Liabilities	20,176	19,383		23,787
Net liabilities (assets)	22,352	21,304		25,948
RI
Analysis of insurance portfolios
Assets	2,426	1,856		2,787
Liabilities	1,151	1,175		1,254
Net liabilities (assets)	(1,275)	(681)		(1,533)
Reinsurance contracts assets	2,426	1,856		2,787
Reinsurance contract liabilities	1,151	1,175		1,254
Reinsurance contract liabilities (assets)	(1,275)	(681)		(1,533)
RI | Including JVs and associates
Analysis of insurance portfolios
Assets	2,569	2,000		2,940
Liabilities	1,179	1,200		1,276
Net liabilities (assets)	(1,390)	(800)		(1,664)
Reinsurance contracts assets	2,569	2,000		2,940
Reinsurance contract liabilities	1,179	1,200		1,276
Reinsurance contract liabilities (assets)	(1,390)	(800)		(1,664)
RI | Best estimate liabilities (BEL)
Analysis of insurance portfolios
Assets	1,175	508		1,752
Liabilities	1,182	1,162		1,474
Net liabilities (assets)	7	654		(278)
RI | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of insurance portfolios
Assets	1,315	652		1,916
Liabilities	1,222	1,193		1,501
Net liabilities (assets)	(93)	541		(415)
RI | Risk adjustment for non-financial risk (RA)
Analysis of insurance portfolios
Assets	(84)	(39)		(15)
Liabilities	(21)	(44)		(46)
Net liabilities (assets)	63	(5)		(31)
RI | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of insurance portfolios
Assets	(67)	(21)		1
Liabilities	(24)	(47)		(49)
Net liabilities (assets)	43	(26)		(50)
RI | Contractual service margin (CSM)
Analysis of insurance portfolios
Assets	1,335	1,387		1,050
Liabilities	(10)	57		(174)
Net liabilities (assets)	(1,345)	(1,330)		(1,224)
RI | Contractual service margin (CSM) | Including JVs and associates
Analysis of insurance portfolios
Assets	1,321	1,369		1,023
Liabilities	(19)	54		(176)
Net liabilities (assets)	$ (1,340)	$ (1,315)		$ (1,199)

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published